Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash and Cash Equivalents	Note 6 - Cash and Cash Equivalents
	As of December 31
	2019	2018
	USD thousands

Balance in USD	4,279	4,410
Balance in other currencies	106	753
Total cash and cash equivalents	4,385	5,163